Schedule of Estimated Future Amortization of Intangible Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases, Acquired-in-Place [Member]
Finite-Lived Intangible Assets [Line Items]
2024	$ 291
2025	181
2026	102
2027	24
2028
Thereafter
Lease Commissions [Member]
Finite-Lived Intangible Assets [Line Items]
2024	23
2025	12
2026	7
2027	4
2028
Thereafter
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2024	481
2025	481
2026	481
2027	452
2028	434
Thereafter	$ 1,064